Fair Value Measurements (Details) - Schedule of change in fair value of warrant liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of change in fair value of warrant liabilities [Line Items]
Fair value at Beginning	$ 31,800
Initial recognition		587,717
Change in fair value	10,600	(555,917)
Fair value at ending balance	42,400	31,800
Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of change in fair value of warrant liabilities [Line Items]
Fair value at Beginning	31,800
Initial recognition		587,717
Change in fair value	10,600	(555,917)
Fair value at ending balance	$ 42,400	$ 31,800